INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Balance at the beginning of the year	$ 2,394
Participation in the profit or loss of the period	4,002,967	$ 4,041,190	$ 3,481,804
Year-end balance	4,047	2,394
Joint ventures [member]
Disclosure of joint ventures [line items]
Balance at the beginning of the year	2,394	79	2,465
Participation in the profit or loss of the period	1,650	1,512	(2,663)
Dividends received		(70)	(51)
Acquisitions	3
Exchange difference		873	328
Year-end balance	$ 4,047	$ 2,394	$ 79